Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against U.S. Dollar (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (40,489)	£ (39,410)	£ (32,547)
Total equity	22,072	8,526	9,059	£ 20,909
Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(40,489)	(39,410)	(32,547)
U.S. dollar denominated net financial assets	50,139	10,372	27,304
Total equity	22,072	8,526	9,059
If Sterling Rose 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(37,013)	(36,308)	(31,283)
U.S. dollar denominated net financial assets	41,783	8,643	22,753
Total equity	13,716	6,797	4,508
If Sterling Fell 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(45,703)	(44,063)	(34,442)
U.S. dollar denominated net financial assets	62,674	12,965	34,130
Total equity	£ 34,607	£ 11,119	£ 15,885